CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Revenue	[1]	$ 657,446	¥ 4,564,650	¥ 3,773,877	[2]	¥ 1,858,182	[2]
Cost of revenues	[1]	(222,356)	(1,543,817)	(956,353)	[2]	(438,661)	[2]
Gross profit		435,090	3,020,833	2,817,524	[2]	1,419,521	[2]
Operating expenses
Research and development	[1]	(130,470)	(905,854)	(695,185)	[2]	(443,214)	[2]
Selling and marketing	[1]	(237,733)	(1,650,581)	(1,505,951)	[2]	(601,433)	[2]
General and administrative	[1]	(80,921)	(561,834)	(447,984)	[2]	(274,991)	[2]
Other income (expenses)
Interest income, net		1,121	7,783	14,550	[2]	28,221	[2]
Losses from equity method investments, net		(1,637)	(11,363)	(12,144)	[2],[3]	(6,064)	[2],[3]
Impairment of investments		(20,318)	(141,069)	(34,728)	[2],[3]	(9,136)	[2],[3]
Settlement and changes in fair value of contingent considerations		(486)	(3,377)	7,011	[2],[3]	(13,749)	[2],[3]
Foreign exchange gain (loss), net		540	3,747	(213)	[2]	25	[2]
Other income, net		12,664	87,925	46,981	[2]	2,862	[2]
Income (Loss) before income taxes		(9,923)	(68,896)	238,377	[2]	99,200	[2]
Income tax (expenses) benefits		1,756	12,189	(63,740)	[2]	(27,895)	[2]
Net income (loss) attributable to Cheetah Mobile Inc.		(11,598)	(80,525)	176,347	[2]	68,317	[2]
Other comprehensive (loss) income, net of tax of nil
Unrealized gains on available-for-sale securities, net		179	1,241	9,729	[2]	18,119	[2]
Foreign currency translation adjustments		19,077	132,450	115,515	[2]	(6,083)	[2]
Total comprehensive income attributable to Cheetah Mobile Inc.		4,106	28,504	293,262	[2]	58,623	[2]
Cheetah
Revenue		15,195	105,497	196,640		22,002
Cost of revenues		(2,303)	(15,993)	(20,531)		(17,752)
Gross profit		12,892	89,504	176,109		4,250
Operating expenses
Research and development		(8,842)	(61,389)	(74,426)		(44,011)
Selling and marketing		(50)	(347)	(107)		(31)
General and administrative		(4,775)	(33,153)	(31,279)		(13,103)
Total operating expenses		(13,667)	(94,889)	(105,812)		(57,145)
Other income (expenses)
Equity in profit (loss) of subsidiaries		(13,570)	(94,219)	133,246		99,589
Interest income, net		(463)	(3,213)	7,169		20,908
Changes in fair value of redemption right and put options granted						3,576
Losses from equity method investments, net		(51)	(352)	(42)
Impairment of investments				(25,891)
Settlement and changes in fair value of contingent considerations		(35)	(240)	(707)		(1,755)
Foreign exchange gain (loss), net		632	4,385	389		(17)
Other income, net		3,631	25,211	1,620
Income (Loss) before income taxes		(10,631)	(73,813)	186,081		69,406
Income tax (expenses) benefits		(967)	(6,712)	(9,734)		(1,089)
Net income (loss) attributable to Cheetah Mobile Inc.		(11,598)	(80,525)	176,347		68,317
Other comprehensive (loss) income, net of tax of nil
Unrealized gains on available-for-sale securities, net		(2,942)	(20,425)	2,915		(3,002)
Foreign currency translation adjustments		18,646	129,454	114,000		(6,692)
Other comprehensive (loss) income		15,704	109,029	116,915		(9,694)
Total comprehensive income attributable to Cheetah Mobile Inc.		$ 4,106	¥ 28,504	¥ 293,262		¥ 58,623

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)